Summary of Significant Accounting Policies (Details) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Summary of Significant Accounting Policies (Details) [Line Items]
Current assets	$ 8,500,000		$ 12,500,000
Net proceeds	12,800,000		12,800,000
Net loss	21,900,000		7,700,000
Cash in operating activities	7,500,000		5,200,000
Additional debt or equity issuances	3,100,000
Allowance for doubtful account	$ 10,865		$ 17,170	$ 12,915
Estimated useful lives			15 years
Lease term	12 months		12 months
Freight expenses	$ 754,909	$ 181,782	$ 390,804	84,229
Advertising costs and expensed incurred	$ 1,618,467		1,019,705	$ 36,593
Issuance cost			5,900,000
Proceeds of preferred stock issuance			7,000,000
Goodwill increase			1,300,000
Intangible assets increase			486,184
Goodwill and Intangible Assets [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Intangible assets increase			$ 3,300,000
Minimum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Estimated useful lives			3 years
Minimum [Member] | Property, Plant and Equipment [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Estimated useful lives	3 years
Minimum [Member] | Finite-Lived Intangible Assets [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Finite lives estimated useful lives	3 years		3 years
Maximum [Member] | Property, Plant and Equipment [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Estimated useful lives	5 years
Maximum [Member] | Finite-Lived Intangible Assets [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Finite lives estimated useful lives	15 years		15 years
Lease Right-of-Use Asset [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Lease term	12 months
Lease Right-of-Use Asset [Member] | Minimum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Lease term			12 months
Lease Right-of-Use Asset [Member] | Maximum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Lease term			12 months
Liquidity, Capital Resources and Going Concern [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Lease term			12 months
Accounting Pronouncement Adopted [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Lease term			12 months